Prudential Investment Portfolios 5
655 Broad Street

Newark, New Jersey 07102

November 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential Investment Portfolios 5
Prudential Prudential Day One Income Fund
Prudential Prudential Day One 2010 Fund
Prudential Prudential Day One 2015 Fund
Prudential Prudential Day One 2020 Fund
Prudential Prudential Day One 2025 Fund
Prudential Prudential Day One 2030 Fund
Prudential Prudential Day One 2035 Fund
Prudential Prudential Day One 2040 Fund
Prudential Prudential Day One 2045 Fund
Prudential Prudential Day One 2050 Fund
Prudential Prudential Day One 2055 Fund
Prudential Prudential Day One 2060 Fund
Registration numbers 333-82621 and 811-09439

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 22, 2017.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary